Long-Term Prepaid Expenses (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Prepaid Expenses (Textual)
Amortization lease term	20 years
Amortization lease expiration date	Nov. 30, 2033
Amortization expense	$ 18,616	$ 18,875	$ 1,561
Estimated amortization expense,Year one	18,616
Estimated amortization expense,Year two	18,616
Estimated amortization expense,Year three	18,616
Estimated amortization expense,Year four	18,616
Estimated amortization expense,Year five	18,616
Estimated amortization expense, thereafter	$ 18,616